Segment Reporting	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 13 — SEGMENT REPORTING

On November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280)”. The amendment in this Update is intended to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The amendments also require a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measures of segment profit or loss in assessing segment performance and deciding how to allocate resources. For public entity with single reportable segment, the Update requires the entity to provide all the disclosures required by the amendments in the ASU and all existing segment disclosures in Topic 280. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company had adopted this ASU on October 1, 2024 and the adoption does not have a material impact on the Company’s consolidated financial statements and related disclosures.

The Company operates in a single operating segment and has one reportable segment, which includes all activities related to activities consist of virtual technology services, digital asset development and others. The determination of a single segment is consistent with the consolidated financial information regularly provided to the Company’s chief operating decision maker (“CODM”). The CODM uses consolidated net income for purpose of assessing performance, making operating decisions and allocating resources. The measurement of segment assets is reported on the balance sheet as total consolidated assets.

The table below provides information about the Company’s segment:

	For the Years Ended September 30,
	2025	2024	2023
Revenue
-Virtual technology service	$33,113,913	$20,900,022	$15,382,324
-Digital asset development and others	22,827,370	20,260,931	11,507,587

Cost of revenue	33,430,822	20,556,763	12,357,934

Operating expenses:
General and administrative	10,678,289	5,425,015	3,046,037
Selling & Distribution expense	883,215	1,107,215	294,587
Research and development expenses	7,945,137	7,448,583	3,546,155
Total operating expenses	19,506,641	13,980,813	6,886,779

Income before income taxes	(18,639,247)	12,984,700	7,649,346
Income tax expense	663,238	847,448	1,098,087
Net Income	$(19,302,485)	$12,137,252	$6,551,259